RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details 1) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Investments in operating limited partnerships - tax return	$ 41,256,913	$ 44,981,252
Impairment loss in investment in operating limited partnerships	(26,555,983)	(19,633,177)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(9,827,745)	(8,746,941)
Other	22,734,541	19,830,311
Investments in operating limited partnerships - as reported	27,607,726	36,431,445
Series Forty Seven [Member]
Investments in operating limited partnerships - tax return	9,852,737	10,663,501
Impairment loss in investment in operating limited partnerships	(8,199,492)	(6,099,586)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(1,386,345)	(800,432)
Other	6,029,106	4,866,116
Investments in operating limited partnerships - as reported	6,296,006	8,629,599
Series Forty Eight [Member]
Investments in operating limited partnerships - tax return	5,941,619	6,391,941
Impairment loss in investment in operating limited partnerships	(4,017,798)	(2,567,590)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(411,422)	(263,057)
Other	3,321,220	3,064,405
Investments in operating limited partnerships - as reported	4,833,619	6,625,699
Series Forty Nine [Member]
Investments in operating limited partnerships - tax return	25,462,557	27,925,810
Impairment loss in investment in operating limited partnerships	(14,338,693)	(10,966,001)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(8,029,978)	(7,683,452)
Other	13,384,215	11,899,790
Investments in operating limited partnerships - as reported	$ 16,478,101	$ 21,176,147